Offerings	Apr. 10, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.125 Fixed Rate Notes due 2030
Maximum Aggregate Offering Price	$ 749,707,500.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,780.22
Offering Note	Calculated in accordance with Rule 457(r) under the U.S. Securities Act of 1933, as amended. Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $153.10 per $1,000,000 of the proposed maximum aggregate offering price. The prospectus supplement relates to total offering amount of $1,500,000,000.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of 5.125 Fixed Rate Notes due 2030
Fee Rate	0.01531%
Offering Note	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.625 Fixed Rate Notes due 2035
Maximum Aggregate Offering Price	$ 745,755,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 114,175.09
Offering Note	Calculated in accordance with Rule 457(r) under the U.S. Securities Act of 1933, as amended. Determined in accordance with Section 6(b) of the Securities Act at a rate equal to $153.10 per $1,000,000 of the proposed maximum aggregate offering price. The prospectus supplement relates to total offering amount of $1,500,000,000.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantees of 5.625 Fixed Rate Notes due 2035
Fee Rate	0.01531%
Offering Note	Pursuant to Rule 457(n) under the Securities Act of 1933, as amended, no additional registration fee is due with respect to the guarantees.